Investments - Schedule of Cost or Amortized Cost and Fair Value of Available-For-Sale Fixed Maturity Securities in an Unrealized Loss Position (Details) - Asset-backed $ in Millions	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 21.4
Fair Value	$ 21.0